Cost of Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Cost of Revenues [Abstract]
Schedule of Cost of Revenues
As of June 30, 2025

Materials and subcontractors	235
Payroll and related	23
Warranty	20
Royalties to IIA	9
Total	287